Long Term Debt - Loss on Debt Retirement (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Nov. 02, 2014
Debt Disclosure [Line Items]
Unamortized debt issuance cost	$ 6,559
Unamortized debt discount	435
Unamortized debt issuance cost	1,347
Unamortized debt discount	239
Non-cash charges , Total	8,580
Legal expenses	41
Direct costs associated with debt retirement, Total	18,998
Loss on debt retirement	27,578
Senior Notes [Member]
Debt Disclosure [Line Items]
Premium for early redemption	11,000
Additional interest paid to trustee	1,833
Senior Discount Notes [Member]
Debt Disclosure [Line Items]
Premium for early redemption	4,646
Additional interest paid to trustee	$ 1,478